Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000136885
Shareholder Report [Line Items]
Fund Name	Issachar Fund
Class Name	Class I
Trading Symbol	LIOTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-8355
Additional Information Website	www.LIONX.net/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$306	3.04%

Expenses Paid, Amount	$ 306
Expense Ratio, Percent	3.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (February 22, 2021)
Issachar Fund	1.49%	-7.81%
IQ Hedge Multi-Strategy Index	11.68%	2.09%
S&P 500® Index	36.35%	13.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 11,930,041	$ 11,930,041
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 128,968
InvestmentCompanyPortfolioTurnover	1573.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,930,041
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$128,968
Portfolio Turnover	1,573%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	16.2%
Common Stocks	75.3%
Money Market Funds	8.5%

C000136884
Shareholder Report [Line Items]
Fund Name	Issachar Fund
Class Name	Class N
Trading Symbol	LIONX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-8355
Additional Information Website	www.LIONX.net/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$333	3.31%

Expenses Paid, Amount	$ 333
Expense Ratio, Percent	3.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Issachar Fund	1.28%	0.53%	1.12%
IQ Hedge Multi-Strategy Index	11.68%	3.74%	2.98%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 11,930,041	$ 11,930,041
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 128,968
InvestmentCompanyPortfolioTurnover	1573.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,930,041
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$128,968
Portfolio Turnover	1,573%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	16.2%
Common Stocks	75.3%
Money Market Funds	8.5%